Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2018 CAD ($) share year	Dec. 31, 2017 CAD ($) share	Dec. 31, 2016 CAD ($) share
Statements [Line Items]
Number outstanding | share	2,699,205	1,746,982	1,380,237
Weighted average remaining contractual life (in years) | year	8.0
Weighted average exercise price	$ 9.69	$ 12.87	$ 13.38
Number exercisable | share	1,193,486	845,336
Weighted average exercise price	$ 12.96	$ 12.80
Exercise prices, $3.90 - $4.23
Statements [Line Items]
Number outstanding | share	870,600
Weighted average remaining contractual life (in years) | year	9.9
Weighted average exercise price	$ 4.23
Number exercisable | share	0
Weighted average exercise price	$ 0
Exercise prices, $3.90 - $4.23 | Bottom of range [Member]
Statements [Line Items]
Exercise price of outstanding share options	3.90
Exercise prices, $3.90 - $4.23 | Top of range [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 4.23
Exercise prices, $6.36 - $9.89 [Member]
Statements [Line Items]
Number outstanding | share	698,634
Weighted average remaining contractual life (in years) | year	7.3
Weighted average exercise price	$ 8.16
Number exercisable | share	381,168
Weighted average exercise price	$ 8.27
Exercise prices, $6.36 - $9.89 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise price of outstanding share options	6.36
Exercise prices, $6.36 - $9.89 [Member] | Top of range [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 9.89
Exercise prices, $10.35 - $12.22 [Member]
Statements [Line Items]
Number outstanding | share	497,356
Weighted average remaining contractual life (in years) | year	7.0
Weighted average exercise price	$ 11.20
Number exercisable | share	330,793
Weighted average exercise price	$ 10.70
Exercise prices, $10.35 - $12.22 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise price of outstanding share options	10.35
Exercise prices, $10.35 - $12.22 [Member] | Top of range [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 12.22
Exercise prices, $13.98 - $15.30 [Member]
Statements [Line Items]
Number outstanding | share	294,563
Weighted average remaining contractual life (in years) | year	7.4
Weighted average exercise price	$ 14.02
Number exercisable | share	196,695
Weighted average exercise price	$ 14.03
Exercise prices, $13.98 - $15.30 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise price of outstanding share options	13.98
Exercise prices, $13.98 - $15.30 [Member] | Top of range [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 15.30
Exercise prices, $17.00 - $23.44 [Member]
Statements [Line Items]
Number outstanding | share	309,052
Weighted average remaining contractual life (in years) | year	6.7
Weighted average exercise price	$ 20.22
Number exercisable | share	258,851
Weighted average exercise price	$ 20.41
Exercise prices, $17.00 - $23.44 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise price of outstanding share options	17.00
Exercise prices, $17.00 - $23.44 [Member] | Top of range [Member]
Statements [Line Items]
Exercise price of outstanding share options	23.44
Exercise price, $28.05 [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 28.05
Number outstanding | share	29,000
Weighted average remaining contractual life (in years) | year	6.4
Weighted average exercise price	$ 28.05
Number exercisable | share	25,979
Weighted average exercise price	$ 28.05